STATEMENTS OF CASH FLOWS - USD ($)	6 Months Ended		12 Months Ended
	Nov. 30, 2020	Nov. 30, 2019	May 31, 2020	May 31, 2019
Cash flows used in operating activities
Net loss	$ (390,538)	$ (548,775)	$ (1,092,698)	$ (905,981)
Adjustments to reconcile net loss to net cash used in operating activities
Accrued interest on notes payable	14,325	10,735	21,069	16,721
Amortization	1,368	813	1,846	580
Unrealized foreign exchange	(48,686)	(2,909)
Non-cash IR fees	11,000	0
Changes in operating assets and liabilities
Inventory:	2,070	(3,293)	20,503	(64,311)
Other current assets:	29,937	11,849	16,152	(33,173)
Accounts payable:	24,776	58,529	46,574	141,585
Accrued liabilities:	(24,545)	2,823	9,188	5,035
Unearned revenue:	0	(244)	(57,904)	256,806
Due to related parties:	66,520	(8,898)	(16,518)	50,770
Net cash used in operating activities	(313,773)	(479,370)	(925,844)	(307,542)
Loss on reacquisition of distribution rights			102,094	0
Financing fees - non-cash			0	219,052
Investor relation fees - non-cash			3,667	0
Unrealized foreign exchange			20,183	5,374
Cash flows used in investing activities
Acquisition of equipment	(1,574)	(2,463)	(2,463)	(1,915)
Net cash used in investing activities	(1,574)	(2,463)	(2,463)	(1,915)
Cash flows from financing activities
Advances payable	0	15,000	15,000	62,121
Proceeds from notes payable	125,773	197,650	327,650	297,004
Proceeds from subscription to shares	167,000	486,000	80,000	0
Net cash provided by financing activities	292,773	698,650	916,422	359,125
Proceeds from units			486,000	0
Proceeds from short sell fees			7,772	0
Effects of foreign currency exchange on cash	(732)	1,002	(197)	(696)
Increase (decrease) in cash	(23,306)	217,819	(12,082)	48,972
Cash, beginning	45,090	57,172	57,172	8,200
Cash, ending	21,784	274,991	45,090	57,172
Non-cash financing transactions:
Proceeds from exercise of warrants for debt	0	374,148	$ 374,148	$ 0
Proceeds from exercise of options for debt	$ 124,243	$ 0